Effects of Derivatives Designated as Cash flow Hedges (Detail) (Cash Flow Hedging, Fuel Swaps, USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flow Hedging | Fuel Swaps
Fair Value, Option, Quantitative Disclosures [Line Items]
Gain recognized in other comprehensive income (loss) - effective portion					$ 18,906	$ 29,928	$ 5,851
Loss recognized in other comprehensive loss - effective portion	(18,074)	(34,283)	(13,368)	(7,819)
Gain (loss) recognized in other income (expense) - ineffective portion					(509)	457	140
Loss recognized in other income (expense) - ineffective portion	(320)	(1,843)	(99)	(599)
Amount reclassified from accumulated other comprehensive income (loss) into fuel expense	(736)	(3,093)	(2,999)	(12,332)	(14,448)	(36,686)	(3,065)
Increase (Decrease) in Fair Value of Derivative Instrument, Total					$ 3,949	$ (6,301)	$ 2,926